DESCRIPTION OF ORGANIZATION AND BUSINESS - Business Combination and Related Agreements - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ordinary Share, par value	$ 0.0001	$ 0.0001	$ 0.0001
Class B ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ordinary Share, par value	$ 0.0001	0.0001	$ 0.0001
G4G Class A Common Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ordinary Share, par value		$ 0.0001
Conversion into common stock, shares		1
Number of shares per warrant	0.0625	0.6
Domesticated G4G Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ordinary Share, par value	$ 0.0001
Conversion into common stock, shares	1	1
Conversion of units to shares	1
Domesticated G4G Warrant
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Conversion into common stock, shares	1
Number of shares per warrant		0.5
Domesticated G4g right
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Conversion of units to shares	1
Maximum | G4G Class B Common Shares | Sponsor Holdco
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of common shares forfeited	1,000,000	1,000,000
Sponsor Support Agreement | Sponsor Holdco
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Deferral Pool LockUp Shares	790,625	790,625
Sponsor Support Agreement | Sponsor Holdco | G4G holding 95%
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of redemption forfeited shares		1,000,000
Sponsor Support Agreement | G4G Class A Common Shares | Sponsor Holdco | G4G holding 95%
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ownership percentage	95.00%	95.00%
Number of redemption forfeited shares	1,000,000
Sponsor Support Agreement | G4G Class A Common Shares | Sponsor Holdco | G4G holding more than 90% but less than 95%
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of redemption forfeited shares	750,000	750,000
Sponsor Support Agreement | G4G Class A Common Shares | Sponsor Holdco | G4G holding more than 85% but less than 90%
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ownership percentage		90.00%
Number of redemption forfeited shares	250,000	250,000
Sponsor Support Agreement | G4G Class A Common Shares | Sponsor Holdco | G4G holding 85%
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ownership percentage	85.00%	85.00%
Number of redemption forfeited shares	0
Sponsor Support Agreement | G4G Class B Common Shares | Sponsor Holdco
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of common shares forfeited	790,625	790,625
Sponsor Support Agreement | Maximum | G4G Class A Common Shares | Sponsor Holdco | G4G holding more than 90% but less than 95%
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ownership percentage		95.00%
Sponsor Support Agreement | Maximum | G4G Class A Common Shares | Sponsor Holdco | G4G holding more than 85% but less than 90%
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ownership percentage	90.00%
Sponsor Support Agreement | Minimum | G4G Class A Common Shares | G4G holding more than 90% but less than 95%
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ownership percentage	90.00%
Sponsor Support Agreement | Minimum | G4G Class A Common Shares | Sponsor Holdco | G4G holding more than 90% but less than 95%
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ownership percentage		90.00%
Sponsor Support Agreement | Minimum | G4G Class A Common Shares | Sponsor Holdco | G4G holding more than 85% but less than 90%
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ownership percentage	85.00%	85.00%
Sponsor Support Agreement | G4G Common Stock | Maximum | Sponsor Holdco | G4G holding more than 90% but less than 95%
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ownership percentage	95.00%
ZeroNox, Inc | Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Net tangible assets	$ 5,000,001	$ 5,000,001
ZeroNox, Inc | Merger Agreement | Tranche two
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Dollar volume-weighted average price		$ 15.00
ZeroNox, Inc | Merger Agreement | Tranche two | G4G Class A Common Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Dollar volume-weighted average price	$ 15.00
ZeroNox, Inc | Merger Agreement | G4G Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Business acquisition, shares value	$ 225,000,000	$ 225,000,000
Share price	$ 10.00	$ 10.00
Sale of stock during the period	7,500,000
Dollar volume-weighted average price	$ 15.00	$ 15.00
Trading days		10 days
Sale of shares for each tranche in transaction		7,500,000
Number of redemption forfeited shares	2,500,000	2,500,000
ZeroNox, Inc | Merger Agreement | G4G Common Stock | Domesticated G4G Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Dollar volume-weighted average price	$ 12.50	$ 12.50
ZeroNox, Inc | Merger Agreement | G4G Common Stock | Tranche one
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Dollar volume-weighted average price	$ 12.50	$ 12.50
Trading days	10 days
Consecutive trading days	20 days	20 days
ZeroNox, Inc | Merger Agreement | G4G Common Stock | Tranche two
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Trading days	10 days	10 days
Consecutive trading days	20 days	20 days
ZeroNox, Inc | Merger Agreement | G4G Common Stock | Tranche three
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Dollar volume-weighted average price	$ 20.00	$ 20.00
Trading days	10 days	10 days
Consecutive trading days	20 days	20 days
ZeroNox, Inc | Merger Agreement | G4G Common Stock | Minimum
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Business acquisition, shares value		$ 7,500,000
Number of earn out shares	7,500,000